Business Combinations (Tables) - Landsea Homes [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Garrett Walker Homes [Member]
Schedule of assets acquired and liabilities assumed

The following is a summary of the allocation of the purchase price based on the fair value of assets acquired and liabilities assumed (dollars in thousands).

Assets Acquired
Cash	$2,905
Real estate inventories	119,466
Goodwill	15,392
Trade name	1,600
Other assets	532
Total assets	$139,895

Liabilities Assumed
Accounts payable	$5,425
Accrued expenses	1,037
Total liabilities	6,462
Net assets acquired	$133,433

Pinnacle West [Member]
Schedule of assets acquired and liabilities assumed

The following is a summary of the allocation of the purchase price based on the fair value of assets acquired and liabilities assumed (dollars in thousands).

Assets Acquired
Cash	$2,208
Real estate inventories	39,584
Goodwill	5,315
Other assets	60
Total assets	$47,167

Liabilities Assumed
Accounts payable	$2,626
Notes payable	16,228
Accrued expenses and other liabilities	2,543
Total liabilities	21,397
Net assets acquired	$25,770

The Company completed its fair value assessment of the net assets of Pinnacle West during 2019. The following is a summary of the allocation of the purchase price based on the fair value of assets acquired and liabilities assumed (dollars in thousands).

Assets
Cash	$2,208
Real estate inventories	39,584
Goodwill	5,315
Other assets	60
Total assets	$47,167

Liabilities
Accounts payable	$2,626
Notes payable	16,228
Other liabilities	2,543
Total liabilities	21,397
Net assets acquired	$25,770

Schedule of unaudited pro forma financial information

The Pinnacle West financial information were derived from internal financial information and are unaudited.

	Nine Months Ended September 30,
	2020	2019
	(dollars in thousands)
Revenue	$452,322	$460,322

Pretax (loss) income	(24,209)	3,662
Provision (benefit) for income taxes	(6,081)	947
Net (loss) income	$(18,128)	$2,715

The financial information for Pinnacle West is derived from internally produced financial information that is unaudited.

	December 31, 2019	December 31, 2018
	(dollars in thousands)
Revenue	$662,886	$428,089

Pretax income	$28,842	$36,161
Provision for income taxes	6,222	4,035
Net income	$22,620	$32,126